THE WRIGHT MANAGED INCOME TRUST
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 598-8550
                            Telecopy: (617) 338-8054

                                  CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Wright Managed Income Trust (1933 Act File No. 2-81915) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 2005, used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 35 "Amendment No. 35") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 35 was filed electronically with the Commission (Accession No. 0000715165-05-000016) on April 29, 2005.

                      Wright U.S. Government Near Term Fund
                          Wright Total Return Bond Fund
                           Wright Current Income Fund



                                   THE WRIGHT MANAGED INCOME  TRUST


                                   By: s/Janet E. Sanders
                                       --------------------
                                        Janet E. Sanders
                                        Secretary

Date:  May 5, 2005